Other Current and Non-current Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Other Current Liabilities
As of December 31, 2020 and 2019, consolidated other current liabilities were as follows:

		2020	2019
Provisions 1	$	718	558
Interest payable		86	88
Other accounts payable and accrued expenses 2		267	313
Contract liabilities with customers (note 4) 3		201	225

	$	1,272	1,184

1
Current provisions primarily consist of accrued employee benefits, insurance payments, accruals for legal assessments and others. These amounts are revolving in nature and are expected to be settled and replaced by similar amounts within the next 12 months.

2	As of December 31, 2020 and 2019, includes $19 and $22, respectively, of the current portion of other taxes payable in Mexico.
3
As of December 31, 2020 and 2019, contract liabilities with customers included $161 and $184, respectively, of advances received from customers, as well as in 2020 and 2019 the current portion of deferred revenues in connection with advances under long-term clinker supply agreements of $4 and $4, respectively.

Summary of Other Non-current Liabilities	As of December 31, 2020 and 2019, consolidated other
non-current
liabilities were as follows:

		2020	2019
Asset retirement obligations 1	$	369	327
Accruals for legal assessments and other responsibilities 2		27	30
Non-current liabilities for valuation of derivative instruments		53	46
Environmental liabilities 3		275	214
Other non-current liabilities and provisions 4, 5		273	308

	$	997	925

1
Provisions for asset retirement include future estimated costs for demolition, cleaning and reforestation of production sites at the end of their operation, which are initially recognized against the related assets and are depreciated over their estimated useful life.

2	Provisions for legal claims and other responsibilities include items related to tax contingencies.
3
Environmental liabilities include future estimated costs arising from legal or constructive obligations, related to cleaning, reforestation and other remedial actions to remediate damage caused to the environment. The expected average period to settle these obligations is greater than 15 years.

4	As of December 31, 2020 and 2019, includes $12 and $31, respectively, of the non-current portion of taxes payable in Mexico.
5
As of December 31, 2020 and 2019, the balance includes deferred revenues of $42 and $50, respectively, that are amortized to the income statement as deliverables are fulfilled over the maturity of long-term clinker supply agreements.

Summary of Changes in Consolidated Other Current and Non-Current Liabilities	Changes in consolidated other current and
non-current
liabilities for the years ended December 31, 2020 and 2019, were as follows:

		2020
		Asset retirement obligations	Environmental liabilities	Accruals for legal proceedings	Valuation of derivative instruments	Other liabilities and provisions	Total	2019
Balance at beginning of period	$	327	214	30	102	851	1,524	1,335
Additions or increase in estimates		80	1	3	7	2,306	2,397	1,641
Releases or decrease in estimates		(28)	—	(8)	—	(2,132)	(2,168)	(1,527)
Reclassifications		54	—	—	—	59	113	62
Accretion expense		(17)	62	—	—	(167)	(122)	(59)
Foreign currency translation		(47)	(2)	2	(18)	77	12	72

Balance at end of period	$	369	275	27	91	994	1,756	1,524

Out of which:
Current provisions	$	—	—	—	38	721	759	599